Schedule of Fair Value of Warrants By Following Weighted Average Assumptions (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrants and rights outstanding, measurement input	0.025	0.025	0.037	0.039
Measurement Input, Option Volatility [Member]
Business Combination [Line Items]
Warrants and rights outstanding, measurement input	1.20	1.43	1.26	1.14
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected life (years)	2 years 10 months 24 days	2 years 2 months 1 day	2 years	2 years
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrants and rights outstanding, measurement input	0.000	0.000	0.000	0.000